Pensions and Other Post-Employment Benefit Plans - Schedule of Plan Asset Allocation of Investment Portfolio (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [abstract]
Debt instruments	₽ 184	₽ 142
Equity instruments	97	82
Cash and cash equivalents	32	18
Property	17	12
Other assets	12	9
Total plan assets	₽ 342	₽ 263